Annual Report

December 31, 2002

T. Rowe Price
Personal Strateg Balanced Portfolio

Dear Investor

The economy struggled to find solid footing over the past year, unable to gather momentum from its strong first-quarter rebound. A powerful fourth-quarter stock market rally could not overcome steep losses incurred earlier, but high-quality bonds continued to perform well, boosted by falling interest rates and investors' deepening risk aversion. Although your portfolio posted negative returns, it outperformed its benchmarks over the course of the year as our diversified equity holdings, which include large-cap value, small-cap, and international stocks, held up better than the overall U.S. equity market.

PERFORMANCE REVIEW

  Performance Comparison

  Periods Ended 12/31/02                         6 Months              12 Months
  ------------------------------------------------------------
  Personal Strategy
  Balanced Portfolio                               -4.74%                 -7.80%

  Merrill Lynch-Wilshire
  Capital Market Index                             -3.69                  -9.85

  Combined Index Portfolio *                       -4.50                  -9.26

  * An unmanaged portfolio composed of 60% stocks (51% Wilshire 5000 Index, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Salomon Smith Barney 3-Month Treasury Bill Index).

  The objective of this portfolio is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash - with 10-percentage-point variations above and below these levels permitted for each asset class.

  The Personal Strategy Balanced Portfolio posted negative returns for the 6- and 12-month periods, lagging its blended benchmark and the Merrill Lynch-Wilshire Capital Market Index over the most recent six months but outpacing them for the year. Solid returns from the portfolio's investment-grade bond holdings aided performance for both periods, helping to moderate losses in our stock portfolio. Foreign holdings hampered returns over the past six months but contributed positively for the year. Despite considerable volatility, high-yield bonds were a strong contributor to portfolio performance, particularly in the fourth quarter as this sector benefited from its high correlation with equities.

  In line with our strategic asset allocation shifts (see "Portfolio and Strategy Review" on page 2), bonds ended the period at 33.4% of net assets, down from 35.6% six months ago, while stocks represented 64.3%, up from 61.5%. Foreign bonds now account for 3.3% of net assets, up from 2.1%.

MARKET ENVIRONMENT
  After sprinting from the gate in the first quarter, the economy slowed considerably, with gross domestic product - a measure of the total value of goods and services produced in the U.S. - growing at a modest 1.3% annual rate during the second quarter before reviving in the fall. The Federal Reserve, which had been in a holding pattern all year, cut the federal funds target rate from 1.75% to 1.25% in November, citing numerous uncertainties, including possible war with Iraq, that were restraining spending, production, and employment.

  Concerns arising from a lackluster economy and mixed corporate earnings forecasts were exacerbated by a seeming flood of news concerning corporate malfeasance and accounting irregularities. After the October 9 low, however, bargain hunters moved in, and the rally broadened as investors took heart from several favorable corporate earnings reports and the Fed's action. Beaten down tech and telecom stocks led the rally but still ended the year significantly lower than at the beginning. Stocks also rallied overseas in the final quarter, with a weak dollar boosting results for U.S. investors.

  As the table shows, there were virtually no places for equity investors to hide last year. Small-cap and value stocks, which had provided some refuge in 2001, were swept along in the rout.

  Stock Market Returns

  Periods Ended 12/31/02                         6 Months              12 Months
  ------------------------------------------------------------
  S&P 500 Stock Index                             -10.30%                -22.10%

  Wilshire 4500 Index                             -10.48                 -17.80

  MSCI EAFE Index                                 -14.48                 -15.66

     The fixed-income markets were a different story. High-quality bonds were strong worldwide for the year, but investors generally shied away from noninvestment-grade issues (rated below BBB). Foreign bonds, aided by a weak dollar and the appeal of higher yields, outperformed those in the U.S. with a gain of 22.09% (J.P. Morgan Non-U.S. Dollar Government Bond Index) versus 10.26% for the Lehman Brothers U.S. Aggregate.

  Interest Rate Levels

                                10-Year                       5-Year                       90-Day
                          Treasury Bond                Treasury Note                Treasury Bill

  01/31/2002                       5.03                         4.37                         1.75
  02/28/2002                       4.88                         4.19                         1.75
  03/31/2002                       5.40                         4.84                         1.78
  04/30/2002                       5.09                         4.41                         1.76
  05/31/2002                       5.04                         4.35                         1.72
  06/30/2002                       4.80                         4.03                         1.68
  07/31/2002                       4.46                         3.45                         1.69
  08/31/2002                       4.14                         3.22                         1.67
  09/30/2002                       3.59                         2.56                         1.55
  10/31/2002                       3.89                         2.73                         1.45
  11/30/2002                       4.21                         3.27                         1.21
  12/31/2002                       3.81                         2.73                         1.19

  Contributing to the strong bond returns, U.S. interest rates fell on balance during the year, as shown in the chart. The 10-year Treasury's yield dropped below 4% during the second half; the five-year note fell below 3%; and money market yields flirted with the 1% level - well below the inflation rate.

PORTFOLIO AND STRATEGY REVIEW

  Once again, the portfolio's diversified asset allocation strategy proved beneficial, as bonds outperformed stocks for both the 6- and 12-month periods. Bonds' solid returns helped moderate stock market losses but could not overcome equities' steep decline. Among our fixed-income holdings, Treasuries provided the best returns over the past six months, driven higher by investor demand for greater safety. Our investment-grade corporate holdings also performed well, especially in the final weeks of the period as investors looking for higher yields began to take on a little more risk. The portfolio's high-yield bonds also bounced back during this time, recovering some of their losses suffered earlier in the period. Mortgage-backed securities were positive contributors, but their returns were held somewhat in check by prepayments, a result of the historically low mortgage rates.

  Some of our recent asset allocation moves worked against us during the second half, however. As we mentioned in our last report, we had begun shifting our allocation slightly toward stocks at the end of March, based on what we saw as improving prospects for economic recovery. We also overweighted non-U.S. equities, which we felt offered more attractive valuations than domestic stocks. As it happened, both domestic and foreign stocks suffered losses as investors shied away from risk and global economic growth slowed.

  The investment committee meets once a month to adjust the weightings of stocks, bonds, and money market securities within the appropriate ranges for the portfolio, based on market conditions and economic fundamentals. Although the economy remained soft, we continued to add to our stock holdings during the past six months. Mixed economic signals raise questions about the strength and timing of the recovery, but we believe that the economy is in the process of righting itself. Stock valuations are currently more attractive than they have been for some time, while the more interest rate-sensitive sectors of the bond market have become fully valued. As a result, we think that equities are likely to fare better than bonds over the longer term. While we are disappointed that both the economy and the stock market continued to struggle during the most recent period, we think that at current valuations, equities offer long-term investors an attractive buying opportunity.

  We also have maintained our commitment to international stocks. Non-U.S. equities stumbled over the past six months but were positive contributors to results for the year, aided by a weaker dollar. In the slower-growth environment that we expect, many foreign companies - especially in Europe - should be able to generate profit growth from restructuring and productivity gains, similar to those seen in the U.S. in the 1990s.

  Over the last two years, large-cap value stocks have regained much of the ground lost to growth stocks during the late 1990s. We have gradually shifted to a neutral weight between large-cap value and large-cap growth stocks. We also trimmed our small-cap holdings to a neutral weighting as large-cap stocks corrected. Small-cap valuations are not as compelling as they were when they began their most recent cycle of outperformance, but we continue to believe that the outlook for small-caps is favorable, especially as the recovery gains traction.

  Among our bond holdings, we remain overweighted in high-yield securities, which should benefit from an improving economy. We also continued to add to our stake in non-U.S. dollar bonds, which we initiated during the first half. Higher yields overseas, along with the weakening dollar, argued a compelling case for adding more non-U.S. dollar income to the portfolio. We maintained below-normal allocations to money market securities because of the extremely low rates available on short-term issues.

  Among our largest stock holdings, Citigroup rebounded strongly from its July and then October lows as it overcame its regulatory travails. The company's geographic and product breadth and fundamental performance continue to be quite positive relative to most competitors. Vodafone, the largest global wireless services provider, has a strong balance sheet and cash flow, which helped it outperform most other companies in its sector. Pfizer was a major detractor, hampered by regulatory concerns about its planned acquisition of Pharmacia and by studies that raised questions about the added value of its hypertension drug, Norvasc. However, the combination of Pfizer and Pharmacia, which we think has a high probability of approval, will have strong revenue and earnings growth prospects and below-average exposure to patent expirations.

OUTLOOK

  Inflation remains in check, and the Fed is likely to leave monetary policy accommodative until concrete signs of sustained recovery emerge. Bond returns are likely to be more moderate going forward, with investment-grade corporate and high-yield performance continuing to improve as the economy strengthens. Given the economy's lingering softness, we can't be certain that equities will outperform bonds over the short term - and we do not anticipate that stocks will return to the heady days of the late 1990s - but we do believe they are likely to fare better than bonds over the next several years. In line with this outlook, we have made some modest adjustments to the portfolio. At the same time, we believe that investors should be well served by our fundamental commitment to broad diversification across asset classes.

  Respectfully submitted,

  Edmund M. Notzon III
  Chairman of the portfolio's Investment Advisory Committee
  January 22, 2003

  The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio'sinvestment program.

Portfolio Highlights

Portfolio Overview

                                                             Percent of
                                                             Net Assets
                                                               12/31/02
-------------------------------------------------------
Reserves                                                           2.3%
-------------------------------------------------------
  Money Market Funds                                                2.7
  Other Assets Less Liabilities                                    -0.4
Bonds                                                             33.4%
-------------------------------------------------------
  U.S. Government Obligations/Agencies                              7.0
  Corporate                                                        16.3
  Foreign Bonds                                                     3.3
  Mortgage-Backed                                                   6.6
  Preferred Stocks                                                  0.2
Stocks                                                            64.3%
-------------------------------------------------------
  10 Largest Holdings                                              7.4%
-------------------------------------------------------
  Bank of America                                                   0.9
  Citigroup                                                         0.8
  Microsoft                                                         0.8
  Pfizer                                                            0.8
    BP                                                              0.8
  Vodafone                                                          0.8
  Freddie Mac                                                       0.7
  UnitedHealth Group                                                0.6
  Tyco International                                                0.6
  Exxon Mobil                                                       0.6
-------------------------------------------------------

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Personal Strategy Balanced Portfolio

             Combined Index               Merrill Lynch - Wilshire              Personal Strategy
                  Portfolio                   Capital Market Index             Balanced Portfolio

12/30/1994           10,000                                 10,000                         10,000
12/31/1995           12,537                                 12,809                         12,866
12/31/1996           14,149                                 14,576                         14,694
12/31/1997           16,876                                 17,931                         17,345
12/31/1998           19,824                                 21,239                         19,829
12/31/1999           22,674                                 24,643                         21,497
12/31/2000           22,008                                 23,334                         22,660
12/31/2001           21,009                                 22,119                         22,113
12/31/2002           19,064                                 19,940                         20,387

Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Personal Strategy Balanced Portfolio
Periods Ended 12/31/02

                                                          Since        Inception
1 Year         3 Years             5 Years            Inception             Date
--------------------------------------------------------------
-7.80%          -1.75%               3.29%                9.31%         12/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Financial Highlights
T. Rowe Price Personal Strategy Balanced Portfolio

                                                For a share outstanding throughout each period
                                             --------------------------------------------------
                                           Year
                                          Ended
                                       12/31/02       12/31/01      12/31/00       12/31/99      12/31/98

NET ASSET VALUE
Beginning of period                      $14.72         $15.54        $16.00         $16.16        $15.13

Investment activities
  Net investment income (loss)             0.36           0.43          0.49           0.49          0.47

  Net realized and
  unrealized gain (loss)                 (1.50)         (0.82)          0.35           0.80          1.65

  Total from
  investment activities                  (1.14)         (0.39)          0.84           1.29          2.12

Distributions
  Net investment income                  (0.36)         (0.43)        (0.48)         (0.49)        (0.48)

  Net realized gain                          -              -         (0.82)         (0.96)        (0.61)

  Total distributions                    (0.36)         (0.43)        (1.30)         (1.45)        (1.09)

NET ASSET VALUE
End of period                            $13.22         $14.72        $15.54         $16.00        $16.16
                                          -----------------------------------------------
Ratios/Supplemental Data

Total return(diamond)                   (7.80)%        (2.41)%         5.41%          8.41%        14.32%

Ratio of total expenses to
average net assets                        0.90%          0.90%         0.90%          0.90%         0.90%

Ratio of net investment
income (loss) to average
net assets                                2.57%          2.91%         3.08%          3.03%         3.04%

Portfolio turnover rate                  100.9%          81.5%         55.4%          51.3%         47.6%

Net assets, end of period
(in thousands)                          $89,690       $103,413      $109,713        $85,259       $79,475

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Common Stocks 64.3%

CONSUMER DISCRETIONARY 8.9%

Auto Components 0.1%
Brembo (EUR)                                                               2,375                 $11

Denso (JPY)                                                                3,700                  61

Keystone Automotive *                                                      1,000                  15

Michelin (EUR)                                                               779                  27

Strattec Security *                                                          300                  14

                                                                                                 128

Automobiles 0.9%
DaimlerChrysler (EUR)                                                        907                  28

Ford Motor                                                                25,100                 233

Harley-Davidson                                                            2,400                 111

Honda Motor (JPY)                                                          2,500                  92

Nissan Motor (JPY)                                                         7,000                  55

Peugeot (EUR)                                                              1,368                  56

Toyota Motor (JPY)                                                         6,700                 180

Volkswagen (EUR)                                                           2,184                  79

                                                                                                 834

Distributors 0.0%
Cycle & Carriage (SGD)                                                     2,501                   5

                                                                                                   5

Hotels, Restaurants & Leisure 0.8%
Applebee's                                                                   775                  18

BUCA *                                                                     1,300                  11

Carnival                                                                   3,000                  75

CEC Entertainment *                                                          700                  21

Elior (EUR)                                                                3,612                  21

Enterprise Inns (GBP)                                                      4,096                  38

Hilton Group (GBP)                                                        16,210                  44

MGM Mirage *                                                               1,100                  36

Mikohn Gaming, 144A *                                                         25                   0

O' Charley's *                                                             1,200                  25

Red Robin Gourmet Burgers *                                                  300                   4

Ruby Tuesday                                                               2,100                  36

Sonic *                                                                    1,425                  29

Starbucks *                                                                4,100                  84

Starwood Hotels & Resorts
Worldwide, REIT                                                            7,600                 180

Whitbread (GBP)                                                            6,773                  59

                                                                                                 681

Household Durables 1.0%
Electrolux, Series B (SEK)                                                 2,484                  39

Funai Electric (JPY)                                                         300                  35

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Harman International                                                       2,000                $119

Matsushita Electric
Industrial (JPY)                                                           5,000                  49

Matthews International, Class A                                            3,400                  76

Newell Rubbermaid                                                          8,100                 246

Persimmon (GBP)                                                            5,918                  40

SEB (EUR)                                                                    260                  23

Sony (JPY)                                                                 2,800                 117

Thomson (EUR) *                                                            1,801                  31

Tupperware                                                                 8,000                 121

                                                                                                 896

Internet & Catalog Retail 0.2%
Alloy Online *                                                             2,500                  27

USA Interactive *                                                          5,000                 115

                                                                                                 142

Leisure Equipment & Products 0.7%
Bandai (JPY)                                                                 900                  31

Brunswick                                                                  1,700                  34

Eastman Kodak                                                             12,700                 445

Konica (JPY)                                                               3,000                  22

Sammy Corporation (JPY) *                                                    800                  16

SCP Pool *                                                                 2,850                  83

                                                                                                 631

Media 3.0%
AOL Time Warner *                                                         11,300                 148

Clear Channel Communications *                                             7,101                 265

Comcast, Class A*                                                         12,116                 279

Disney                                                                    19,900                 325

Echostar Communications
  Class A *                                                                3,700                  82

Emmis Broadcasting, Class A *                                              1,200                  25

Entercom Communications *                                                    500                  23

Getty Images *                                                               400                  12

Liberty Media, Class A *                                                  31,176                 279

Mondadori (EUR)                                                            1,397                   9

News Corporation (AUD)                                                     6,005                  39

News Corporation ADR                                                       1,700                  45

Omnicom                                                                    2,200                 142

Publicis Groupe (EUR)                                                      1,953                  41

Reader's Digest, Class A                                                  10,000                 151

Reed Elsevier (EUR)                                                        4,257                  52

Reed Elsevier (GBP)                                                       19,401                 166

Scholastic *                                                                 900                  32

Scripps, Class A                                                             200                  15

Sinclair Broadcast Group
  Class A *                                                                2,000                  23

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Singapore Press (SGD)                                                      5,000                 $53

TV Azteca (MXN)                                                           88,800                  26

Univision Communications
  Class A *                                                                2,100                  51

Viacom, Class B *                                                          9,390                 383

Young Broadcasting, Class A *                                                800                  11

                                                                                               2,677

Multiline Retail 1.1%
AVA (EUR)                                                                    496                  15

Debenhams (GBP)                                                            4,791                  21

Kohl's *                                                                   2,300                 129

Metro (EUR)                                                                1,229                  29

Neiman Marcus, Class A *                                                   1,600                  49

Nordstrom                                                                  9,800                 186

Stein Mart *                                                                 600                   4

Target                                                                     7,800                 234

Wal-Mart                                                                   5,800                 293

Wal-Mart de Mexico (MXN)                                                  14,400                  33

                                                                                                 993

Specialty Retail 0.9%
Autobacs Seven (JPY)                                                       1,200                  25

Best Buy *                                                                 1,700                  41

Charles Vogele (CHF) *                                                       827                  19

Christopher & Banks *                                                        850                  18

Grupo Elektra (MXN)                                                       10,600                  26

Home Depot                                                                 9,900                 237

Inditex (EUR)                                                                866                  20

Kingfisher (GBP)                                                           4,375                  16

Linens 'n Things *                                                         1,100                  25

Shimachu (JPY)                                                             1,500                  30

Toys "R" Us *                                                             28,900                 289

Ultimate Electronics *                                                       400                   4

Valora (CHF)                                                                 128                  25

Weight Watchers *                                                            400                  18

Weir Group (GBP)                                                           9,846                  33

                                                                                                 826

Textiles, Apparel, & Luxury Goods 0.2%
Adidas-Salomon (EUR)                                                         435                  38

Culp *                                                                       100                   1

Dan River, Class A *                                                       1,600                   4

Stride Rite                                                                3,500                  25

Unifi *                                                                    2,100                  11

Yue Yuen Industrial (HKD)                                                 37,000                 120

                                                                                                 199

Total Consumer Discretionary                                                                   8,012

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
CONSUMER STAPLES 5.0%

Beverages 0.9%
Allied Domecq (GBP)                                                       16,190                $103

Anheuser-Busch                                                             3,300                 160

Coca-Cola                                                                  4,500                 197

Femsa UBD Units (Represents
  1 Series B and 4 Series D shares) (MXN)                                 18,500                  67

Heineken (EUR)                                                               760                  30

Lion Nathan (NZD)                                                         21,300                  67

Orkla, Series A (NOK)                                                      1,442                  25

PepsiCo                                                                    3,650                 154

Remy Cointreau (EUR)                                                       1,203                  37

Sapporo Breweries (JPY) (miscellaneous footnote symbol)                    6,000                  10

                                                                                                 850

Food & Drug Retailing 1.0%
Carrefour (EUR)                                                            2,367                 105

Casey's General Stores                                                     5,200                  64

Casino Guichard-Perrachon (EUR)                                              615                  46

CVS                                                                       13,300                 332

FamilyMart (JPY)                                                           1,100                  22

Great Atlantic & Pacific Tea Company *                                     2,500                  20

J. Sainsbury (GBP)                                                        32,174                 144

Performance Food Group *                                                     100                   3

Seneca Foods, Class A *                                                      300                   4

Seneca Foods, Class B *                                                      100                   2

Sysco                                                                      2,200                  66

Walgreen                                                                     900                  26

Wild Oats Markets *                                                        1,300                  13

Woolworths (AUD)                                                           7,616                  49

                                                                                                 896

Food Products 1.5%
American Italian Pasta, Class A *                                            500                  18

Campbell Soup                                                             12,600                 296

CSM (EUR)                                                                  1,967                  41

Dairy Crest (GBP)                                                          8,599                  48

General Mills                                                              9,560                 449

International Multifoods *                                                 1,000                  21

Nestle (CHF)                                                                 713                 151

Nippon Meat Packer (JPY)                                                   4,000                  40

Parmalat Finanz (EUR) (miscellaneous footnote symbol)                     44,210                 105

Unilever (GBP)                                                            20,632                 196

                                                                                               1,365

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Household Products 0.7%
Colgate-Palmolive                                                          5,180                $271

Kao (JPY)                                                                  3,000                  66

Kimberly-Clark                                                             4,400                 209

Procter & Gamble                                                             900                  77

                                                                                                 623

Personal Products 0.1%
Chattem *                                                                    400                   8

Estee Lauder, Class A                                                        200                   5

Fancl (JPY)                                                                  600                  20

L'Oreal (EUR)                                                                778                  59

Playtex Products *                                                           900                   9

                                                                                                 101

Tobacco 0.8%
Philip Morris                                                             11,180                 453

UST                                                                        7,530                 252

                                                                                                 705

Total Consumer Staples                                                                         4,540

ENERGY 5.0%

Energy Equipment & Services 1.3%
Atwood Oceanics *                                                          1,100                  33

Baker Hughes                                                              15,600                 502

BJ Services *                                                              3,600                 116

Cooper Cameron *                                                             100                   5

FMC Technologies *                                                         2,400                  49

Grant Prideco *                                                              300                   4

Hydril *                                                                     400                   9

Key Energy Services *                                                      1,300                  12

Lone Star Technologies *                                                     300                   4

National Oilwell *                                                         1,600                  35

Saipem (EUR)                                                               4,564                  31

Schlumberger                                                               2,500                 105

Seacor Smit *                                                              1,500                  67

Smedvig, Series A (NOK)                                                    1,471                   7

Smith International *                                                      4,200                 137

TGS Nopec Geophysical (NOK) *                                              1,181                   9

W-H Energy Services *                                                      1,000                  15

                                                                                               1,140

Oil & Gas 3.7%
BG Group ADR                                                                 600                  13

BP (GBP)                                                                  11,862                  81

BP ADR                                                                    15,438                 627

ChevronTexaco                                                              1,324                  88

Cia Espanola de Petroleos (EUR)                                            4,536                  83

ENI (EUR)                                                                  8,102                 129

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
ENI SPA ADR                                                                  500                 $39

Exxon Mobil                                                               15,614                 545

Forest Oil *                                                               1,600                  44

Marathon Oil                                                              16,560                 353

Noble Energy                                                               1,600                  60

Norsk Hydro (NOK)                                                          1,346                  60

OMV (EUR)                                                                     50                   5

Petroleo Brasileiro
  (Petrobras) ADR                                                          3,400                  45

Shell Transport & Trading (GBP)                                           24,300                 160

Shell Transport & Trading ADR                                              5,900                 230

Statoil (NOK)                                                             16,711                 141

Tonen General Sekiyu (JPY) (miscellaneous footnote symbol)                 4,000                  26

TotalFinaElf, Series B (EUR)                                               1,104                 158

Ultra Petroleum *                                                            800                   8

Unocal                                                                     9,930                 304

Woodside Petroleum (AUD)                                                   6,157                  43

XTO Energy                                                                 3,650                  90

                                                                                               3,332

Total Energy                                                                                   4,472

FINANCIALS 15.2%

Banks 5.8%
The 77 Bank (JPY)                                                         10,000                  41

ABN Amro Holdings (EUR)                                                    3,485                  57

Alliance & Leicester (GBP)                                                10,598                 127

Australia & New Zealand
  Banking (AUD)                                                           13,216                 129

Australia & New Zealand
  Banking ADR                                                              1,200                  59

Banca Intesa (EUR)                                                        47,862                 101

Banco Bradesco ADR                                                         2,176                  33

Banco Popolare de Milano
  (EUR) *                                                                  1,400                   5

Banco Santander ADR                                                        5,000                  93

Banco Santander Central
  Hispano (EUR)                                                           14,897                 102

Bank of America                                                           11,500                 800

Bank of New York                                                           4,400                 106

Bank of Yokohama (JPY)                                                    13,000                  51

Bank One                                                                   8,290                 303

Barclays (GBP)                                                            10,555                  65

BNP Paribas (EUR)                                                          2,437                  99

Boston Private Financial                                                     200                   4

BPCI (EUR) *                                                               1,454                  12

Capitalia (EUR) (miscellaneous footnote symbol)                           28,144                  36

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Chittenden                                                                 3,175                 $81

Citizens Banking                                                           2,200                  55

Commonwealth Bank of Australia (AUD)                                       6,200                  94

DBS (SGD)                                                                  6,489                  41

Depfa Bank (EUR)                                                             631                  31

Deutsche Bank (EUR)                                                        1,742                  80

Dexia (EUR)                                                                3,216                  39

Fifth Third Bancorp                                                        1,400                  82

Frankfort First                                                              100                   2

Glacier Bancorp                                                              866                  20

HBOS (GBP)                                                                13,041                 138

HSBC Holdings (GBP)                                                       22,097                 244

ITLA Capital *                                                               100                   3

Jyske Bank (DKK) *                                                         1,019                  28

KBC Bank (EUR)                                                             2,150                  69

Mellon Financial                                                          15,080                 394

Mizuho Holdings (JPY) (miscellaneous footnote symbol)                         46                  43

National Australia Bank (AUD)                                              8,790                 157

Northern Trust                                                             2,600                  91

Provident Bankshares                                                       2,000                  46

Royal Bank of Scotland (GBP)                                               5,521                 132

SEB, Series A (SEK)                                                        7,243                  60

Southwest Bancorp *                                                        1,400                  40

Svenska Handelsbanken
  Series A (SEK)                                                           5,075                  68

U.S. Bancorp                                                              21,000                 446

Unibanco GDR                                                               2,700                  30

UniCredito Italiano (EUR)                                                 19,520                  78

Valley National Bancorp                                                    2,231                  59

Wells Fargo                                                                4,400                 206

WestAmerica                                                                1,800                  72

                                                                                               5,152

Diversified Financials 4.1%
Aiful (JPY)                                                                  900                  34

American Express                                                          11,650                 412

Banco BPI (EUR) *                                                         10,434                  24

Bradford & Bingley (GBP)                                                  21,076                  98

Charles Schwab                                                             5,250                  57

Citigroup                                                                 21,550                 758

Fannie Mae                                                                 7,920                 509

Franklin Resources                                                         1,400                  48

Freddie Mac                                                               10,680                 631

GIMV (EUR)                                                                   700                  14

Goldman Sachs Group                                                        1,800                 123

ING Groep (EUR)                                                            4,340                  73

Legg Mason                                                                 1,000                  48

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Macquarie Bank (AUD)                                                       8,248                $110

Merrill Lynch                                                              3,800                 144

Morgan Stanley                                                             4,700                 188

Promise (JPY)                                                              1,400                  50

SLM Corporation                                                            1,300                 135

State Street                                                               5,700                 222

                                                                                               3,678

Insurance 3.7%
Allianz (EUR)                                                                409                  39

Allstate                                                                     400                  15

AMBAC                                                                        700                  39

American International Group                                               9,098                 526

AMP (AUD)                                                                  5,000                  31

Aviva (GBP)                                                                2,552                  18

AXA (EUR)                                                                  3,616                  49

AXA Asia Pacific (AUD)                                                    36,949                  50

Brown and Brown                                                            1,800                  58

CNP Assurances (EUR)                                                       2,180                  81

Hannover Reckversi (EUR) *                                                 1,257                  32

Harleysville Group                                                           700                  19

Hartford Financial Services Group                                          1,800                  82

Horace Mann Educators                                                      3,900                  60

Markel *                                                                     200                  41

Marsh & McLennan                                                           5,100                 236

Millea Holdings (JPY) *                                                        8                  58

Mitsui Sumitomo Insurance (JPY)                                           15,000                  69

Munich Re (EUR)                                                              320                  38

Ohio Casualty *                                                            3,500                  45

PartnerRe                                                                  1,500                  78

Progressive Corporation                                                    1,400                  70

Prudential (GBP)                                                           7,225                  51

RAS (EUR)                                                                  8,575                 104

Royal & Sun Alliance (GBP)                                                20,837                  41

SAFECO                                                                    12,800                 444

Selective Insurance                                                        1,400                  35

St. Paul Companies                                                         6,900                 235

Travelers Property Casualty
  Class A *                                                                5,192                  76

Triad Guaranty *                                                             500                  18

UnumProvident                                                             13,300                 233

W. R. Berkley                                                              1,750                  69

XL Capital, Class A                                                        3,900                 301

                                                                                               3,341

Real Estate 1.6%
AMP Diversified Property (AUD)                                            18,681                  27

Arden Realty, REIT                                                         1,300                  29

CapitaLand (SGD)                                                           7,000                   5

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Corio (EUR)                                                                1,148                 $30

EastGroup Properties, REIT                                                 1,900                  48

Essex Property Trust, REIT                                                   100                   5

Federal Realty Investment
  Trust, REIT                                                              8,600                 242

Gables Residential Trust, REIT                                             1,300                  32

General Property Trust (AUD)                                              55,081                  92

Glenborough Realty Trust, REIT                                             1,400                  25

Goldcrest (JPY)                                                              700                  16

Land Securities Group (GBP)                                                2,066                  26

LaSalle Hotel Properties                                                     900                  13

Manufactured Home
  Communities, REIT                                                          600                  18

Metrovacesa (EUR)                                                          3,605                  76

Parkway Properties, REIT                                                   1,200                  42

Reckson Associates Realty, REIT                                            9,700                 204

Reckson Associates Realty
  Class B, REIT                                                              626                  14

Simon Property Group, REIT                                                 8,296                 283

Sun Hung Kai Properties (HKD)                                             11,000                  65

Washington, REIT                                                           1,800                  46

Wereldhave (EUR) *                                                           614                  34

Westfield Trust (AUD)                                                     33,500                  65

                                                                                               1,437

Total Financials                                                                              13,608

HEALTH CARE 7.5%

Biotechnology 0.5%
Abgenix *                                                                    200                   1

Alexion Pharmaceutical *                                                     200                   3

Alkermes *                                                                 1,700                  11

Amgen *                                                                    3,700                 179

Cephalon *                                                                   676                  33

CSL (AUD)                                                                  1,614                  20

Cubist Pharmaceuticals *                                                     300                   2

CV Therapeutics *                                                            200                   4

Deltagen *                                                                   400                   0

Exelixis *                                                                   700                   6

Gilead Sciences *                                                          1,200                  41

IDEC Pharmaceuticals *                                                       400                  13

Incyte Genomics *                                                            400                   2

MedImmune *                                                                3,600                  98

Neurocrine Biosciences *                                                     500                  23

NPS Pharmaceuticals *                                                        600                  15

OSI Pharmaceuticals *                                                        200                   3

QIAGEN (EUR) *                                                               297                   1

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Regeneron Pharmaceuticals *                                                  100                  $2

Triangle Pharmaceuticals *                                                   500                   3

Trimeris *                                                                   400                  17

Tularik *                                                                    600                   4

Versicor *                                                                   300                   3

Vertex Pharmaceuticals *                                                     348                   5

ViroPharma *                                                                 400                   1

                                                                                                 490

Health Care Equipment & Supplies 0.5%
Baxter International                                                       2,900                  81

Biomet                                                                     1,500                  43

Edwards Lifesciences *                                                     1,100                  28

EPIX Medical *                                                               400                   3

Inhale Therapeutic Systems *                                                 900                   7

Medtronic                                                                  2,700                 123

Nobel Biocare (SEK) *                                                        217                  14

Radiometer (DKK)                                                           1,000                  52

Sola *                                                                       100                   1

Steris *                                                                   1,300                  32

Tecan (CHF)                                                                  528                  18

Wilson Greatbatch Technologies *                                             800                  23

                                                                                                 425

Health Care Providers & Services 1.6%
AmeriPath *                                                                1,600                  34

AmerisourceBergen                                                          1,300                  71

AMN Healthcare Services *                                                    100                   2

Cardinal Health                                                            2,300                 136

Cross Country *                                                              400                   6

Gehe (EUR)                                                                 1,194                  47

HCA                                                                        4,100                 170

Henry Schein *                                                             1,300                  59

Hooper Holmes                                                              2,800                  17

Lifeline Systems *                                                           500                  11

Maximus *                                                                  2,100                  55

Orthodontic Centers of America *                                             100                   1

Renal Care Group *                                                           450                  14

Suzuken (JPY)                                                                800                  19

UnitedHealth Group                                                         6,900                 576

Wellpoint Health Networks *                                                2,800                 199

                                                                                               1,417

Pharmaceuticals 4.9%
Abbott Laboratories                                                        4,700                 188

Allergan                                                                     500                  29

AstraZeneca (GBP)                                                          2,530                  90

Aventis (EUR)                                                              3,252                 177

Biovail *                                                                  2,100                  55

Bristol-Myers Squibb                                                         200                   5

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Eisai (JPY)                                                                2,000                 $45

Eli Lilly                                                                  1,100                  70

Eon Labs *                                                                   300                   6

Forest Labs *                                                              1,000                  98

Galen (GBP)                                                                6,219                  50

GlaxoSmithKline (GBP)                                                     10,552                 202

GlaxoSmithKline ADR                                                        2,400                  90

Guilford Pharmaceuticals *                                                   100                   0

Hisamitsu Pharmaceutical (JPY)                                             2,000                  24

Hoechst (EUR)                                                                877                  34

Johnson & Johnson                                                          7,060                 379

Medicines Company *                                                          600                  10

Merck                                                                      8,600                 487

Novartis (CHF)                                                             5,896                 215

Noven Pharmaceuticals *                                                    1,600                  15

Novo Nordisk (DKK)                                                           607                  17

Pfizer                                                                    23,275                 711

Pharmacia                                                                  4,375                 183

Sanofi-Synthelabo (EUR)                                                      816                  50

Schering-Plough                                                           18,700                 415

Schwarz Pharma (EUR)                                                       3,320                 121

Shire Pharmaceuticals (GBP) *                                              3,907                  25

Takeda Chemical Industries (JPY)                                           2,000                  83

Wyeth                                                                     13,680                 512

                                                                                               4,386

Total Health Care                                                                              6,718

INDUSTRIALS & BUSINESS SERVICES 8.1%

Aerospace & Defense 0.1%
Armor Holdings *                                                           2,500                  35

European Aeronautic Defense
  & Space (EUR) (miscellaneous footnote symbol)                            3,414                  35

Honeywell International                                                    2,000                  48

Thales (EUR)                                                                 604                  16

                                                                                                 134

Air Freight & Logistics 0.3%
Expeditors International of Washington                                     1,000                  33

Forward Air *                                                              1,300                  25

Pacer International *                                                      1,700                  23

Ryder System                                                               1,400                  31

UPS, Class B                                                               1,400                  88

UTi Worldwide                                                              1,400                  37

                                                                                                 237

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Airlines 0.1%
Frontier Airlines *                                                        1,300                  $8

Midwest Express Holdings *                                                 1,100                   6

Singapore Airlines (SGD)                                                   9,000                  53

                                                                                                  67

Building Products 0.1%
Central Glass (JPY)                                                        6,000                  27

Simpson Manufacturing *                                                      900                  29

                                                                                                  56

Commercial Services & Supplies 3.1%
Apollo Group, Class A *                                                    3,850                 169

Automatic Data Processing                                                  2,680                 105

BISYS Group *                                                              1,400                  22

Brambles (GBP)                                                            21,441                  52

Buhrmann (EUR)                                                             3,286                  14

Cendant *                                                                  4,400                  46

Central Parking                                                            2,500                  47

Choicepoint *                                                                700                  28

CompX International                                                          900                   8

Concord EFS *                                                              9,200                 145

Consolidated Graphics *                                                      400                   9

Davis Service (GBP)                                                       10,835                  47

Electro Rent *                                                             1,100                  13

First Data                                                                14,468                 512

Fiserv *                                                                   2,700                  92

G&K Services, Class A                                                      1,200                  43

Global Payments                                                            1,300                  42

H&R Block                                                                  4,700                 189

Herman Miller                                                              2,400                  44

Ionics *                                                                     200                   5

Iron Mountain *                                                            2,950                  97

Layne Christensen *                                                          300                   2

New England Business Service                                               1,500                  37

Paychex                                                                      800                  22

R.R. Donnelley                                                            17,300                 377

Resources Connection *                                                     2,000                  46

Securitas, Series B (SEK)                                                  1,408                  17

SOURCECORP *                                                               1,000                  19

Spherion *                                                                 1,700                  11

Tetra Tech *                                                               2,990                  37

United Stationers *                                                        1,400                  40

Waste Management                                                          17,622                 404

Waterlink *                                                                1,300                   0

West Corporation *                                                           700                  12

                                                                                               2,753

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Construction & Engineering 0.1%
Eiffage (EUR)                                                                190                 $14

Hochtief (EUR)                                                             1,148                  15

Insituform Technologies
  Class A *                                                                1,300                  22

JGC (JPY)                                                                  6,000                  34

Megachips (JPY)                                                            1,000                  13

                                                                                                  98

Electrical Equipment 0.4%
A.O. Smith                                                                 2,700                  73

American Superconductor *                                                    400                   1

Belden                                                                     3,400                  52

Draka (EUR)                                                                1,193                  12

Global Power Equipment Group *                                               100                   0

Hitachi Cable (JPY)                                                       14,000                  35

Paxar *                                                                    3,700                  54

PECO II *                                                                  1,000                   1

Schneider Electric (EUR) *                                                 2,005                  95

Woodward Governor                                                            200                   9

                                                                                                 332

Industrial Conglomerates 1.9%
3M                                                                         3,570                 440

GE                                                                        12,700                 309

Hutchison Whampoa (HKD)                                                   28,600                 179

Sembcorp Industries (SGD)                                                124,000                  56

Siemens (EUR)                                                              2,698                 115

Tyco International                                                        33,052                 565

                                                                                               1,664

Machinery 1.2%
Actuant Corporation, Class A *                                               920                  43

Cuno *                                                                     1,100                  36

Danaher                                                                    4,400                 289

Deere                                                                      5,100                 234

Fanuc (JPY)                                                                1,600                  71

Graco                                                                        600                  17

Harsco                                                                     2,100                  67

IDEX                                                                         300                  10

Joy Global *                                                                 600                   7

Lindsay Manufacturing                                                        800                  17

Mitsubishi Heavy Industries (JPY)                                         29,000                  71

Pall                                                                       9,600                 160

Reliance Steel & Aluminum                                                    600                  13

Saurer (CHF) *                                                               423                   9

Singulus Technology (EUR) *                                                1,677                  22

SKF, Series B (SEK)                                                        1,550                  40

                                                                                               1,106

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Marine 0.0%
International Shipholding *                                                  500                  $3

Kamigumi (JPY)                                                             9,000                  43

                                                                                                  46

Road & Rail 0.7%
Arriva (GBP)                                                              10,998                  48

Burlington Northern Santa Fe                                               6,400                 167

Heartland Express *                                                          351                   8

Nippon Express (JPY)                                                      10,000                  39

Norfolk Southern                                                          18,200                 364

                                                                                                 626

Trading Companies & Distributors 0.1%
Hagemeyer (EUR)                                                            1,560                  11

Mitsubishi (JPY)                                                           9,000                  55

MSC Industrial Direct, Class A *                                             800                  14

Sumitomo (JPY)                                                             9,000                  39

Watsco                                                                       400                   7

                                                                                                 126

Total Industrials & Business Services                                                          7,245

INFORMATION TECHNOLOGY 5.5%

Communications Equipment 1.3%
Black Box                                                                  1,200                  54

Cisco Systems *                                                           24,000                 314

Corning *                                                                 75,100                 249

Emulex *                                                                     600                  11

LM Ericsson ADR, Class B *                                                 4,380                  30

Lucent Technologies *                                                     41,900                  53

Nokia (EUR)                                                                3,348                  53

Nokia ADR                                                                 12,500                 194

Packeteer *                                                                  800                   5

QUALCOMM *                                                                 3,600                 131

Riverstone Networks *                                                      2,300                   5

Sagem (EUR)                                                                  570                  39

Stratos Lightwave *                                                          117                   0

Tekelec *                                                                    600                   6

                                                                                               1,144

Computer Peripherals 0.5%
Creative Technology (SGD)                                                  3,600                  25

Dell Computer *                                                            7,200                 193

IBM                                                                          900                  70

Lexmark International, Class A *                                           1,800                 109

Mitsumi Electric (JPY)                                                     2,200                  20

Synaptics *                                                                  400                   3

                                                                                                 420

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Electronic Equipment & Instruments 0.4%
Analogic                                                                     700                 $35

Anritsu (JPY)                                                              2,000                   8

Artesyn Technologies *                                                     2,000                   8

Hitachi (JPY)                                                              3,000                  11

Hitachi ADR                                                                  200                   7

Hitachi Chemical (JPY)                                                     2,600                  22

Hosiden (JPY)                                                              2,400                  19

KEMET *                                                                    3,200                  28

Kyocera (JPY)                                                                600                  35

Littelfuse *                                                               1,900                  32

LSI Industries                                                             1,250                  17

Methode Electronics, Class A                                               2,300                  25

Newport *                                                                    600                   8

Nippon Electric Glass (JPY)                                                3,000                  30

Plexus *                                                                   3,600                  32

Technitrol                                                                 1,600                  26

Woodhead Industries                                                        1,500                  17

                                                                                                 360

Internet Software & Services 0.2%
Accenture, Class A *                                                       1,700                  31

Digital Impact *                                                           1,600                   3

Expedia, Class A *                                                           200                  13

Internet Security Systems *                                                1,800                  33

Keynote Systems *                                                            500                   4

MatrixOne *                                                                3,100                  13

Netegrity *                                                                1,400                   4

Register.com *                                                               400                   2

Stellent *                                                                   600                   3

Webex Communications *                                                       200                   3

Websense *                                                                   500                  11

Yahoo! *                                                                   4,200                  69

                                                                                                 189

IT Consulting & Services 0.5%
Affiliated Computer Services
  Class A *                                                                5,700                 300

CACl International, Class A *                                              1,400                  50

Cap Gemini (EUR)                                                             499                  12

ITOCHU (JPY)                                                                 200                   4

ManTech, Class A *                                                           500                  10

MPS Group *                                                                3,700                  21

Renaissance Learning *                                                       800                  15

SunGard Data Systems *                                                     1,200                  28

Teleplan (EUR)                                                               199                   1

Thiel Logistik (EUR) *                                                     2,088                   7

                                                                                                 448

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Office Electronics 0.2%
Canon (JPY)                                                                3,000                $113

Neopost (EUR) *                                                              945                  30

                                                                                                 143

Semiconductor Equipment & Products 1.1%
Analog Devices *                                                           6,100                 146

Applied Materials *                                                        4,300                  56

ATMI *                                                                     1,800                  33

Cabot Microelectronics *                                                     600                  28

Entegris *                                                                 2,600                  27

Exar *                                                                     1,500                  19

Infineon Technologies (EUR) *                                              1,825                  13

Intel                                                                      5,000                  78

Jenoptik (EUR)                                                             1,935                  20

KLA-Tencor *                                                                 700                  25

Lattice Semiconductor *                                                      300                   3

Maxim Integrated Products                                                  7,300                 241

MKS Instruments *                                                          2,300                  38

Mykrolis *                                                                 3,100                  23

QLogic *                                                                   1,900                  66

Rohm (JPY)                                                                   200                  25

Samsung Electronics (KRW)                                                    200                  53

Semtech *                                                                  2,300                  25

Shinko Electric Industries (JPY)                                             600                   8

Texas Instruments                                                          3,700                  55

Xilinx *                                                                     400                   8

                                                                                                 990

Software 1.3%
Actuate *                                                                  1,300                   2

Adobe Systems                                                                400                  10

Autonomy (GBP) *                                                           1,609                   4

Concord Communications *                                                     400                   4

Electronic Arts *                                                            200                  10

Factset Research Systems                                                   1,400                  39

FileNet *                                                                    400                   5

Jack Henry & Associates                                                    4,500                  54

Kronos *                                                                   1,800                  67

Magma Design Automation *                                                    200                   2

Mercury Interactive *                                                        400                  12

Microsoft *                                                               13,840                 715

Midway Games *                                                             2,900                  12

Nec Soft (JPY)                                                             1,500                  44

NetIQ *                                                                      484                   6

Progress Software *                                                        2,000                  26

Quest Software *                                                             800                   8

Sage (GBP)                                                                12,141                  26

SAP (EUR)                                                                    602                  48

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Sonicwall *                                                                  500                  $2

SPSS *                                                                       900                  13

Trend Micro (JPY) *                                                        1,000                  17

Verisity *                                                                   300                   6

VERITAS Software *                                                         2,575                  40

Verity *                                                                   1,500                  20

Wind River Systems *                                                       2,200                   9

                                                                                               1,201

Total Information Technology                                                                   4,895

MATERIALS 4.7%

Chemicals 2.8%
Agrium                                                                    26,600                 301

Airgas *                                                                   3,600                  62

Arch Chemicals                                                             2,400                  44

BASF (EUR)                                                                 2,721                 103

Degussa (EUR)                                                              4,047                 102

Dow Chemical                                                              14,800                 440

DuPont                                                                     4,484                 190

Ferro                                                                        800                  20

Great Lakes Chemical                                                       7,410                 177

Hercules *                                                                17,400                 153

IMC Global                                                                 4,000                  43

International Flavors & Fragrances                                         8,500                 298

Kaneka (JPY)                                                               7,000                  37

MacDermid                                                                    400                   9

Material Sciences *                                                        1,200                  15

Minerals Technologies                                                      1,800                  78

Potash Corp./Saskatchewan                                                  3,200                 203

Scotts, Class A *                                                          1,500                  74

Shin-Etsu Chemical (JPY)                                                   3,600                 118

                                                                                               2,467

Construction Materials 0.3%
Aggregate Indiana (GBP)                                                   44,817                  54

Boral (AUD)                                                               23,550                  58

Cemex Participating Certificates
(Represents 2 Series A and 1 Series B
  shares) (MXN) (miscellaneous footnote symbol)                           17,758                  77

HeidelbergCement (EUR)                                                       579                  21

Italcementi (EUR) (miscellaneous footnote symbol)                          2,673                  27

RMC (GBP)                                                                  7,788                  46

                                                                                                 283

Containers & Packaging 0.0%
Constar International *                                                      500                   6

Smurfit-Stone Container *                                                    300                   4

                                                                                                  10

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Metals & Mining 1.1%
Alcoa                                                                      9,368                $213

Anglo American (GBP)                                                       3,360                  50

Companhia Vale do Rio Doce
  ADR (1 ADR represents 1 preferred A share)                               2,200                  61

Gibraltar Steel                                                              200                   4

Lihir Gold (AUD) *                                                        29,900                  24

Newmont Mining                                                               298                   9

NN, Inc.                                                                     400                   4

Phelps Dodge *                                                            13,300                 421

Rio Tinto (AUD)                                                            8,853                 169

SSAB Svenskt Stal
  Series A (SEK)                                                           4,669                  55

                                                                                               1,010

Paper & Forest Products 0.5%

Buckeye Technologies *                                                     2,500                  15

MeadWestvaco                                                               7,800                 192

Potlatch                                                                     200                   5

Svenska Cellulosa (SEK)                                                    1,649                  56

Weyerhaeuser                                                               4,100                 202

                                                                                                 470

Total Materials                                                                                4,240

TELECOMMUNICATION SERVICES 2.5%

Diversified Telecommunication Services 1.2%
AT&T                                                                       3,595                  94

BT Group (GBP)                                                            13,934                  44

Carso Global Telecom (MXN) *                                              30,700                  34

Hellenic Telecommunications
  Organization (EUR)                                                       1,800                  20

Portugal Telecom (EUR)                                                     4,813                  33

Royal KPN (EUR) *                                                         11,369                  74

SBC Communications                                                         7,520                 204

Sprint                                                                    20,900                 302

Tele2, Series B (SEK) *(miscellaneous
  footnote symbol)                                                         1,957                  52

Telecom Italia (Ordinary shares)
  (EUR) (miscellaneous footnote symbol)                                   11,862                  90

Telmex ADR, Series L                                                       2,400                  77

Telstra (AUD)                                                             10,350                  25

                                                                                               1,049

Wireless Telecommunication Services 1.3%
America Movil ADR, Series L                                                3,900                  56

Bouygues (EUR)                                                             1,255                  35

China Mobile (Hong Kong)
  (HKD) *                                                                  8,500                  20

Debitel (EUR)                                                              1,530                  12

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
KDDI (JPY)                                                                    23                 $75

Nextel Communications
  Class A *                                                                6,700                  77

NTT DoCoMo (JPY)                                                              22                  41

SK Telecom ADR                                                             2,250                  48

Telecom Italia Mobile (EUR)                                               25,048                 114

Vodafone (GBP)                                                            32,785                  60

Vodafone ADR                                                              34,800                 631

Vodafone Telecel (EUR)                                                     3,700                  29

Western Wireless, Class A *                                                  600                   3

                                                                                               1,201

Total Telecommunication Services                                                               2,250

UTILITIES 1.9%

Electric Utilities 1.5%
Chubu Electric (JPY)                                                       3,500                  62

Cleco                                                                      2,300                  32

Constellation Energy Group                                                 6,200                 173

E.On (EUR)                                                                 3,850                 155

Electrobras ADR                                                            5,400                  18

Exelon                                                                     4,475                 236

FirstEnergy                                                                5,187                 171

Hokuriku Electric Power (JPY)                                              2,500                  35

Hong Kong Electric (HKD)                                                  13,200                  50

Iberdrola (EUR) (miscellaneous footnote symbol)                           10,387                 145

MVV Energie (EUR)                                                            751                  12

TXU                                                                       14,440                 270

Unisource Energy                                                             700                  12

                                                                                               1,371

Gas Utilities 0.3%
Australian Gas Light (AUD)                                                10,765                  64

Centrica (GBP)                                                            43,007                 118

Tokyo Gas (JPY)                                                           11,000                  35

                                                                                                 217

Water Utilities 0.1%
Severn Trent (GBP)                                                         6,495                  73

                                                                                                  73

Total Utilities                                                                                1,661

Total Common Stocks (Cost $61,046)                                                            57,641

PREFERRED STOCKS 0.2%

Anvil Holdings, Series B, PIK *                                              586                  14

CSC Holdings, Series M, PIK *                                              1,350                 126

Granite Broadcasting, PIK *                                                   25                  13

Sinclair Capital, 11.625%, PIK                                                25                   3

Total Preferred Stocks (Cost $162)                                                               156

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
ASSET-BACKED SECURITIES 1.6%

Capital Auto Receivables Asset,
  Series 2002-2, Class CERT, 4.18%, 10/15/07                             196,289                $201

Chase Manhattan Auto Owner

Trust, Series 2001-B Class CTFS,
  3.75%  5/15/08                                                          73,000                  74

CIT RV Trust, Series 1998-A
  Class A4, 6.09%, 2/15/12                                               256,448                 264

Citibank Credit Card Issuance Trust,
  Series 2000-C1 Class C1, 7.45%, 9/15/07                                125,000                 137

Harley Davidson Motorcycle Trust,
  Series 2002-1 Class B, 4.36%, 1/15/10                                   99,770                 102

MBNA Master Credit Card Trust II,
  Series 2000-D Class C, 8.40%, 9/15/09                                  125,000                 141

Reliant Energy Transition Bond
  Series 2001-1, Class A4 5.63%, 9/15/15                                 100,000                 108

Salomon Smith Barney RV Trust Series
  2001-1, Class A3 4.74%, 2/15/13                                        125,000                 130

Toyota Auto Receivables Owner Trust,
  Series 2000-B, Class A4, 6.80%, 4/15/07                                250,000                 263

Total Asset-Backed Securities

(Cost $1,360)                                                                                  1,420

CONVERTIBLE BONDS 0.0%

Solectron, LYONs, 11/20/20                                                50,000                  26

Total Convertible Bonds (Cost $24)                                                                26

CORPORATE BONDS 15.8%

ABN Amro Bank Sr. Sub. Notes 7.125%, 6/18/07                              40,000                  46

Acme Television Sr. Notes STEP, 10.875%, 9/30/04                          25,000                  26

Actuant
  Sr. Sub. Notes 13.00%, 5/1/09                                           49,000                  57

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
AEP Industries
  Sr. Sub. Notes, 144A
    9.875%, 11/15/07                                                      25,000                 $24

AGCO Sr. Notes 9.50%, 5/1/08 +                                            25,000                  27

Agrilink Foods Sr. Sub. Notes 11.875%, 11/1/08                            25,000                  27

AIG Sunamerica Global Financing XII
Sr. Notes, 144A
    5.30%, 5/30/07                                                       100,000                 108

Ainsworth Lumber
  Sr. Notes
    13.875%, 7/15/07                                                      50,000                  53

Alaris Medical Systems
  Sr. Sub. Notes
    9.75%, 12/1/06                                                        25,000                  25

Alaska Communications Systems
  Sr. Sub. Notes
    9.375%, 5/15/09                                                      100,000                  71

Alcan Aluminum
  Sr. Notes
    4.875%, 9/15/12                                                       55,000                  56

Allegheny Energy Supply
  Sr. Notes, 144A
    8.25%, 4/15/12                                                       135,000                  87

Allied Waste Industries
  Sr. Notes
    7.875%, 1/1/09                                                        25,000                  25

American Achievment
  Sr. Notes
    11.625%, 1/1/07                                                       25,000                  27

American Builders & Contractors

Supply, Series B
  Sr. Sub. Notes
    10.625%, 5/15/07                                                      50,000                  52

Amerigas Partners
  Sr. Notes
    10.00%, 4/15/06                                                      100,000                 105

Ameristar Casinos
  Sr. Sub. Notes
    10.75%, 2/15/09                                                       50,000                  54

AMF Bowling Worldwide
  Sr. Sub. Notes
    13.00%, 2/28/08                                                       25,000                  26

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Anadarko Petroleum
  Sr. Notes
    5.00%, 10/1/12                                                        45,000                 $45

Anteon
  Sr. Sub. Notes
    12.00%, 5/15/09                                                       38,000                  41

AOL Time Warner
  Sr. Notes
    7.625%, 4/15/31                                                       45,000                  46

Appalachian Power, Series E
  Sr. Notes
    4.80%, 6/15/05                                                       115,000                 116

Argosy Gaming
  Sr. Sub. Notes

    10.75%, 6/1/09                                                       125,000                 137

Arvin Industries
  Sr. Notes
    7.125%, 3/15/09                                                       50,000                  49

ASAT Finance
  Sr. Notes
    12.50%, 11/1/06                                                       32,500                  24

Associated Materials
  Sr. Sub. Notes
    9.75%, 4/15/12                                                        50,000                  52

AT&T
  Sr. Notes
    STEP, 8.00%, 11/15/31                                                 90,000                 100

AT&T Wireless
  Sr. Notes
    7.875%, 3/1/11                                                        25,000                  25

Avecia Group
  Sr. Notes
    11.00%, 7/1/09                                                        50,000                  39

Avis Group
  Sr. Sub. Notes
    11.00%, 5/1/09                                                        25,000                  27

B&G Foods
  Sr. Sub. Notes
    9.625%, 8/1/07                                                        25,000                  26

Baker Hughes
  Sr. Notes
    6.875%, 1/15/29                                                       65,000                  73

Bally Total Fitness Holdings
  Sr. Sub. Notes
    9.875%, 10/15/07                                                      50,000                  44

Bank of America
  Sr. Notes
    4.875%, 9/15/12                                                       65,000                  66

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
BB&T
  Sr. Sub. Notes
    4.75%, 10/1/12                                                        40,000                 $40

    6.50%, 8/1/11                                                         20,000                  23

Bethlehem Steel
  Sr. Notes
    10.375%, 9/1/03                                                       50,000                   3

Better Minerals & Aggregates
  Sr. Sub. Notes, 13.00%
    9/15/09                                                               25,000                   9

Boeing Capital
  Sr. Notes
    5.75%, 2/15/07                                                        45,000                  48

Bottling Group
  Sr. Notes, 144A
    4.625%, 11/15/12                                                      45,000                  45

Brickman Group
  Sr. Notes, 144A
    11.75%, 12/15/09                                                      25,000                  26

Burns Philip Capital Property
  Sr. Sub. Notes, 144A
    9.75%, 7/15/12                                                        75,000                  72

BWAY
  Sr. Sub. Notes, 144A
    10.00%, 10/15/10                                                      25,000                  26

Canadian Natural Resources
  Sr. Notes
    7.20%, 1/15/32                                                        90,000                 100

Canwest Media
  Sr. Sub. Notes
    10.625%, 5/15/11                                                      25,000                  27

CE Electric UK Funding
  Sr. Notes, 144A
    6.853%, 12/30/04                                                      55,000                  57

Chancellor Media
  Sr. Sub. Notes
    8.125%, 12/15/07                                                      25,000                  26

Chesapeake Energy
  Sr. Notes
    9.00%, 8/15/12                                                        25,000                  27

Chevron Phillips Chemical
  Sr. Notes
    5.375%, 6/15/07                                                      105,000                 110

Chippac International
  Sr. Sub. Notes
    12.75%, 8/1/09                                                        25,000                  26

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Chumash Casino & Resort
  Sr. Notes, 144A
    9.00%, 7/15/10                                                        25,000                 $26

Cincinnati Gas & Electric
  Sr. Notes
    5.70%, 9/15/12                                                        45,000                  46

Cinemark USA, Series B
  Sr. Sub. Notes
    8.50%, 8/1/08                                                         50,000                  48

CIT Grou
  Sr. Notes
    7.125%, 10/15/04                                                      20,000                  21

7.75%, 4/2/12                                                             60,000                  67

Clear Channel Communications
  Sr. Notes
    7.875%, 6/15/05                                                      135,000                 150

Coca Cola Enterprises
  Sr. Notes
    6.125%, 8/15/11                                                       45,000                  50

Coinmach
  Sr. Notes
    9.00%, 2/1/10                                                         50,000                  52

Collins & Aikman Floorcovering
  Sr. Sub. Notes
    9.75%, 2/15/10                                                        25,000                  25

Compass Minerals Group
  Sr. Sub. Notes
    10.00%, 8/15/11                                                       50,000                  55

Con Edison
  Sr. Notes
    4.875%, 2/1/13                                                        30,000                  30

Concentra Operating, Series B
  Sr. Sub. Notes
    13.00%, 8/15/09                                                       25,000                  25

ConocoPhillips
  Sr. Notes, 144A
    5.90%, 10/15/32                                                       45,000                  45

Constar International
  Sr. Sub. Notes
    11.00%, 12/1/12                                                       25,000                  25

Constellation Energy Group
  Sr. Notes
    6.35%, 4/1/07                                                         45,000                  47

Consumers Energy Group
  1st Mtg.
    6.00%, 3/15/05                                                        90,000                  89

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Countrywide Home Loans
  Sr. Notes
    5.50%, 2/1/07                                                        135,000                $143

Cox Communications
  Sr. Notes
    7.875%, 8/15/09                                                       75,000                  84

Credit Suisse First Boston (USA)
  Sr. Notes
    6.50%, 1/15/12                                                        65,000                  69

CSC Holdings
  Sr. Notes
    7.625%, 4/1/11                                                        25,000                  24

CSK Auto
  Sr. Notes
    12.00%, 6/15/06                                                       25,000                  27

Cummins Engine
  Sr. Sub. Notes, 144A
    9.50%, 12/1/10                                                        25,000                  27

DaimlerChrysler
  Sr. Notes
    7.30%, 1/15/12                                                        50,000                  56

Dan River
  Sr. Sub. Notes
    10.125%, 12/15/03                                                     50,000                  38

Dana, Sr. Notes, 9.00%, 8/15/11                                           25,000                  24

Dex Media East
  Sr. Notes, 144A
    9.875%, 11/15/09                                                      25,000                  27

Dex Media East
  Sr. Sub. Notes, 144A
    12.125%, 11/15/12                                                     50,000                  55

Diageo
  Sr. Notes
    3.50%, 11/19/07                                                       50,000                  50

Dillard Department Stores
  Sr. Notes
    6.69%, 8/1/07                                                         25,000                  24

Dimon
  Sr. Notes
    9.625%, 10/15/11                                                      50,000                  53

Dyersburg, Series B
  Sr. Sub. Notes
    9.75%, 9/1/07 *                                                       50,000                   0

Dyncorp
  Sr. Sub. Notes
    9.50%, 3/1/07                                                         50,000                  51

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Earle M. Jorgensen
  Sr. Notes
    9.75%, 6/1/12                                                         50,000                 $51

Echostar DBS
  Sr. Notes
    9.125%, 1/15/09                                                       75,000                  78

    9.375%, 2/1/09                                                        25,000                  27

    10.375%, 10/1/07                                                      25,000                  27

Encore Acquisition
  Sr. Sub. Notes, 144A
    8.375%, 6/15/12                                                       25,000                  26

Entergy Gulf States
  1st Mtg, 144A
    5.20%, 12/3/07                                                        45,000                  45

Fairchild Semiconductor
  Sr. Sub. Notes
    10.50%, 2/1/09                                                        75,000                  81

Federal Republic of Germany
  Sr. Notes
    5.00%, 5/20/05 (EUR)                                                 460,000                 505

Ferrellgas Partners
  Sr. Notes
    8.75%, 6/15/12                                                        50,000                  52

FirstEnergy
  Sr. Notes
    7.375%, 11/15/31                                                      65,000                  63

Fisher Scientific International
  Sr. Sub. Notes
    8.125%, 5/1/12                                                        25,000                  26

Flextronics
  Sr. Sub. Notes
    9.875%, 7/1/10                                                        25,000                  27

Ford Motor
  Sr. Notes
    7.45%, 7/16/31                                                       145,000                 126

Four M
  Sr. Notes
    12.00%, 6/1/06                                                        75,000                  78

France Telecom
  Sr. Notes
    VR, 9.25%, 3/1/11                                                     20,000                  23

Fresenius Medical Capital Trust II
    7.875%, 2/1/08                                                        25,000                  25

Gap
  Sr. Notes
    STEP, 10.55%, 12/15/08                                                50,000                  55

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
General Electric Capital Corp.
  Sr. Notes
    6.00%, 6/15/12                                                        50,000                 $54

General Motors Acceptance Corp.
  Sr. Notes
    6.125%, 8/28/07                                                      130,000                 132

Geophysique
  Sr. Notes
    10.625%, 11/15/07                                                     50,000                  42

Global Imaging Systems
  Sr. Sub. Notes
    10.75%, 2/15/07                                                       50,000                  50

Government of Canada
    3.50%, 6/1/04 (CAD)                                                1,220,000                 778

Granite Broadcasting
  Sr. Sub. Notes
    10.375%, 5/15/05                                                      25,000                  22

Greif Brothers
  Sr. Sub. Notes
    8.875%, 8/1/12                                                        25,000                  27

Hanover Equipment Trust
  Sr, Notes, 144A
    STEP, 8.75%, 9/1/11                                                   25,000                  24

Hard Rock Hotel
  Sr. Sub. Notes
    9.25%, 4/1/05                                                         25,000                  25

Hartford Life
  Sr. Notes
    6.90%, 6/15/04                                                       150,000                 158

Hasbro
  Sr. Notes
    6.60%, 7/15/28                                                        25,000                  21

    8.50%, 3/15/06                                                        25,000                  26

Hercules
  Sr. Notes
    11.125%, 11/15/07                                                     70,000                  78

Hilton Hotels
  Sr. Notes
    7.625%, 12/1/12                                                       25,000                  25

Hockey Company
  Sr. Notes
    11.25%, 4/15/09                                                       25,000                  26

Hollywood Casino
  1st Mtg.,
    11.25%, 5/1/07                                                        50,000                  54

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Hollywood Park
  Sr. Sub. Notes
    9.25%, 2/15/07                                                        50,000                 $45

Host Marriott, Series I
  Sr. Notes
    9.50%, 1/15/07                                                        50,000                  51

Household Finance Corporation
  Sr. Notes
    5.75%, 1/30/07                                                        20,000                  21

Huntsman ICI Chemicals
  Sr. Sub. Notes
    10.125%, 7/1/09                                                       50,000                  42

Huntsman International
  Sr. Notes
    9.875%, 3/1/09                                                        25,000                  25

IBM, Sr. Notes, 4.25%, 9/15/09                                            55,000                  56

IESI
  Sr. Sub. Notes, 144A
    10.25%, 6/15/12                                                       25,000                  24

Inco Limited
  Sr. Notes
    7.75%, 5/15/12                                                        55,000                  61

Insight Health Services
  Sr. Sub. Notes
    9.875%, 11/1/11                                                       25,000                  24

Insight Midwest/Insight Capital
  Sr. Notes
    10.50%, 11/1/10                                                       50,000                  49

Inter American Develop Bank
  MTN
    5.00%, 11/15/06 (AUD)                                                800,000                 451

Interface
  Sr. Notes
    10.375%, 2/1/10                                                       25,000                  24

International Lease Finance
  Sr. Notes
    6.375%, 3/15/09                                                      100,000                 107

International Wire Group
  Sr. Notes
    11.75%, 6/1/05                                                        75,000                  47

IPC Acquisition
  Sr. Sub. Notes
    11.50%, 12/15/09                                                      50,000                  44

Iron Mountain
  Sr. Sub. Notes
    8.25%, 7/1/11                                                         25,000                  26

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
John Deere Capital
  Sr. Notes
    7.00%, 3/15/12                                                        55,000                 $64

John Q. Hammons Hotels
  Series B, 1st Mtg
    8.875%, 5/15/12                                                       50,000                  50

Jostens
  Sr. Sub. Notes
    12.75%, 5/1/10                                                        75,000                  85

Kellogg, Series B
  Sr. Notes
    6.60%, 4/1/11                                                         45,000                  51

Kinder Morgan
  Sr. Notes
    6.50%, 9/1/12                                                         50,000                  52

Kinetic Concepts
  Sr. Sub. Notes
    9.625%, 11/1/07                                                       25,000                  26

Koppers
  Sr. Sub. Notes
    9.875%, 12/1/07                                                       50,000                  45

Kraft Foods
  Sr. Notes
    6.25%, 6/1/12                                                        100,000                 112

Kroger
  Sr. Notes
    6.20%, 6/15/12                                                        60,000                  64

Kronos International
  Sr. Notes
    8.875%, 6/30/09 (EUR)                                                 25,000                  26

La Quinta Inns
  Sr. Notes
    7.25%, 3/15/04                                                        75,000                  75

Lamar Media
  Sr. Sub. Notes
    8.625%, 9/15/07                                                       50,000                  52

Lear
  Sr. Notes
    8.11%, 5/15/09                                                        25,000                  26

Lennar, Series B
  Sr. Notes
    9.95%, 5/1/10                                                         50,000                  55

Levi Strauss & Company
  Sr. Notes
    11.625%, 1/15/08                                                      25,000                  24

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
LIN Holdings
  Sr. Notes
    STEP, 0%, 3/1/08                                                      50,000                 $52

Longview Fibre
  Sr. Sub. Notes
    10.00%, 1/15/09                                                       25,000                  26

Lowes
  Sr. Notes
    6.50%, 3/15/29                                                        40,000                  43

Luigino's
  Sr. Sub. Notes
    10.00%, 2/1/06                                                        25,000                  26

Luscar Coal
  Sr. Notes
    9.75%, 10/15/11                                                       25,000                  28

Lyondell Chemical
  Sr. Notes
    9.50%, 12/15/08                                                       25,000                  23

MacDermid
  Sr. Sub. Notes
    9.125%, 7/15/11                                                       75,000                  80

Magnum Hunter Resources
  Sr. Notes
    10.00%, 6/1/07                                                        25,000                  26

Manitowoc
  Sr. Sub. Notes, 144A
    10.50%, 8/1/12                                                        25,000                  26

Masco
  Sr. Notes
    5.875%, 7/15/12                                                       80,000                  85

McCormick
  Sr. Notes
    6.40%, 2/1/06                                                        125,000                 134

MDP Acquisitions
  Sr. Notes, 144A
    9.625%, 10/1/12                                                       25,000                  26

Mediacom Broadband
  Sr. Notes
    11.00%, 7/15/13                                                       50,000                  50

Mikohn Gaming
  Sr. Notes
    11.875%, 8/15/08                                                      25,000                  20

Morgan Stanley
  Sr. Notes
    6.60%, 4/1/12                                                         50,000                  55

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
MSX International
  Sr. Sub. Notes
    11.375%, 1/15/08                                                      25,000                 $10

National Waterworks
  Sr. Sub. Notes, 144A
    10.50%, 12/1/12                                                       25,000                  26

Nationwide Financial Services
  Sr. Notes
    5.90%, 7/1/12                                                        100,000                 102

News America Holdings
  Sr. Notes
    8.50%, 2/15/05                                                        50,000                  55

Nextel Communications
  Sr. Notes
    STEP, 0%, 2/15/08                                                     25,000                  23

STEP, 10.65%, 9/15/07                                                     75,000                  72

Nextel Partners
  Sr. Notes
    12.50%, 11/15/09                                                      25,000                  23

NiSource Finance
  Sr. Notes
    7.625%, 11/15/05                                                     110,000                 115

Noram Energy
  Sr. Notes
    6.50%, 2/1/08                                                         19,000                  16

North Fork Bancorporation
  Sr. Sub. Notes, 144A
    5.875%, 8/15/12                                                       20,000                  22

Omnicare
  Sr. Notes
    8.125%, 3/15/11                                                       50,000                  53

Oncor Electric Delivery
  Sr. Notes, 144A
    7.25%, 1/15/33                                                        45,000                  46

Owens Brockway Glass Container
  Sr. Notes
    8.875%, 2/15/09                                                       25,000                  26

Owens-Illinois
  Sr. Notes
    7.15%, 5/15/05                                                        25,000                  24

P&L Coal
  Sr. Sub. Notes
    9.625%, 5/15/08                                                       25,000                  26

Packaging Corp. of America
  Sr. Sub. Notes
    9.625%, 4/1/09                                                        75,000                  81

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Paxson Communications
  Sr. Sub. Notes
    10.75%, 7/15/08                                                       25,000                 $25

STEP, 0%, 1/15/09                                                         50,000                  31

Pemex Project Funding
Master Trust
  Sr. Notes, 144A
    7.375%, 12/15/14                                                      60,000                  62

Penn National Gaming
  Sr. Sub. Notes
    11.125%, 3/1/08                                                       50,000                  54

Petro Stopping
  Sr. Notes
    10.50%, 2/1/07                                                        75,000                  70

Petroleum Helicopters
  Sr. Notes
    9.375%, 5/1/09                                                        25,000                  26

PHH, MTN, 8.125%, 2/3/03                                                  85,000                  85

Pinnacle West Capital
  Sr. Notes
    6.40%, 4/1/06                                                         45,000                  46

Plastipak Holdings
  Sr. Notes
    10.75%, 9/1/11                                                        25,000                  26

Playtex Products
  Sr. Sub. Notes
    9.375%, 6/1/11                                                        25,000                  27

Potlatch
  Sr. Sub. Notes
    10.00%, 7/15/11                                                       25,000                  27

PPL Energy
  Sr. Notes
    6.40%, 11/1/11                                                        75,000                  74

Pride Petroleum
  Sr. Notes
    9.375%, 5/1/07                                                        50,000                  52

Primedia
  Sr. Notes
    10.25%, 6/1/04                                                        50,000                  50

Principal Mutual Life, 144A
    8.00%, 3/1/44                                                        150,000                 160

Progress Energy
  Sr. Notes
    6.75%, 3/1/06                                                         40,000                  44

PSEG Power
  Sr. Notes
    8.625%, 4/15/31                                                       30,000                  31

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Quebecor Media
  Sr. Notes
    11.125%, 7/15/11                                                      25,000                 $23

R.H. Donnelley Finance Sr. Notes, 144A
    8.875%, 12/15/10                                                      25,000                  27

  Sr. Sub. Notes, 144A
    10.875%, 12/15/12                                                     50,000                  54

Radio One
  Sr. Sub. Notes
    8.875%, 7/1/11                                                        25,000                  27

Regions Financial
  Sr. Sub. Notes
    6.375%, 5/15/12                                                       85,000                  95

Rexnord
  Sr. Sub. Notes, 144A
    10.125%, 12/15/12                                                     25,000                  26

Riviera Holdings
  Sr. Notes
    11.00%, 6/15/10                                                       25,000                  23

Rogers Cantel
  Sr. Notes
    9.375%, 6/1/08                                                        25,000                  24

Rouse
  Sr. Notes
    8.43%, 4/27/05                                                       125,000                 134

Ryland Group
  Sr. Sub. Notes
    9.125%, 6/15/11                                                       75,000                  79

Salem Communications
  Sr. Sub. Notes
    9.00%, 7/1/11                                                         50,000                  52

Salt Holdings
  Sr. Notes, 144A
    STEP, 0%, 12/15/12                                                    50,000                  27

Sanmina
  Sr. Notes, 144A
    10.375%, 1/15/10                                                      25,000                  25

Schuff Steel
  Sr. Notes
    10.50%, 6/1/08                                                        25,000                  20

Scotland International Finance
  Sr. Sub. Notes, 144A
    6.50%, 2/15/11 +                                                     100,000                 107

Seagate Tech
  Sr. Notes, 144A
    8.00%, 5/15/09                                                        25,000                  26

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Sears Roebuck Acceptance Corp.
  Sr. Notes
    6.70%, 4/15/12                                                        65,000                 $61

Sempra Energy
  Sr. Notes
    6.80%, 7/1/04                                                        110,000                 113

Sequa
  Sr. Notes
    9.00%, 8/1/09                                                         25,000                  24

Silgan Holdings
  Sr. Sub. Notes
    9.00%, 6/1/09                                                         75,000                  78

Simmons
  Sr. Sub. Notes
    10.25%, 3/15/09                                                       25,000                  27

Sinclair Broadcast Group
  Sr. Sub. Notes, 144A
    8.00%, 3/15/12                                                        75,000                  78

Six Flags
  Sr. Notes
    8.875%, 2/1/10                                                        50,000                  47

    9.50%, 2/1/09                                                         25,000                  24

Smurfit Capital
  Sr. Notes
    6.75%, 11/20/05                                                       25,000                  25

Southern Power Company
  Sr. Notes
    6.25%, 7/15/12                                                        55,000                  58

Spanish Broadcasting Systems
  Sr. Sub. Notes
    9.625%, 11/1/09                                                       50,000                  52

SPX
  Sr. Notes, 144A
    7.50%, 1/1/13                                                         25,000                  25

Starwood Hotels & Resorts
  Sr. Notes, REIT
    7.375%, 5/1/07                                                        25,000                  25

State Street
  Sr. Sub. Notes
    7.65%, 6/15/10                                                        70,000                  83

Station Casinos
  Sr. Sub. Notes
    9.875%, 7/1/10                                                        25,000                  27

Steel Dynamics
  Sr. Notes
    9.50%, 3/15/09                                                        50,000                  52

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Stena
  Sr. Notes, 144A
    9.625%, 12/1/12                                                       25,000                 $26

Stone Container
  Sr. Notes
    8.375%, 7/1/12                                                        25,000                  26

Swift Energy
  Sr. Sub. Notes
    9.375%, 5/1/12                                                        50,000                  49

Synagro Technologies
  Sr. Notes
    9.50%, 4/1/09                                                         50,000                  52

TNP Enterprises
  Sr. Sub. Notes
    10.25%, 4/1/10                                                        25,000                  24

Transwestern Holdings
  Sr. Notes
    STEP, 11.875%, 11/15/08                                               12,000                  13

Transwestern Publishing
  Sr. Sub. Notes
    9.625%, 11/15/07                                                      25,000                  26

TravelCenters of America
  Sr. Sub. Notes
    12.75%, 5/1/09                                                        25,000                  27

Triad Hospitals
  Sr. Sub. Notes
    11.00%, 5/15/09                                                       50,000                  55

Trimas
  Sr. Sub. Notes, 144A
    9.875%, 6/15/12                                                       50,000                  49

Tritel PCS
  Sr. Notes
    10.375%, 1/15/11                                                      25,000                  27

Triton PCS
  Sr. Sub. Notes
    STEP, 0%, 5/1/08                                                      25,000                  22

Turning Stone Casino Resort
  Sr. Notes, 144A
    9.125%, 12/15/10                                                      25,000                  26

Tyco International
  Sr. Notes
    5.80%, 8/1/06                                                         40,000                  38

    6.75%, 2/15/11                                                        25,000                  23

Union Pacific
  Sr. Notes
    6.50%, 4/15/12                                                        55,000                  62

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Universal Compression
  Sr. Notes
    STEP, 0%, 2/15/08                                                     50,000                 $51

UST
  Sr. Notes, 144A
    6.625%, 7/15/12                                                       70,000                  76

Venetian Casino
  2nd Mtg., 144A
    11.00%, 6/15/10                                                       75,000                  78

Verizon Florida, Series F
  Sr. Notes
    6.125%, 1/15/13                                                       35,000                  37

Verizon Global Funding
  Sr. Notes
    7.375%, 9/1/12                                                        15,000                  17

    7.75%, 12/1/30                                                        30,000                  35

Viacom
  Sr. Notes
    5.625%, 8/15/12                                                       30,000                  32

Vicar Operating
  Sr. Sub. Notes
    9.875%, 12/1/09                                                       25,000                  27

Washington Mutual Bank
  Sr. Sub. Notes
    5.50%, 1/15/13                                                        70,000                  72

WCI Communities
  Sr. Sub. Notes
    10.625%, 2/15/11                                                      25,000                  24

Wells Fargo Financial
  Sr. Notes
    5.50%, 8/1/12                                                         90,000                  95

Westport Resources
  Sr. Sub. Notes, 144A
    8.25%, 11/1/11                                                        25,000                  26

Weyerhaeuser
  Sr. Notes
    5.95%, 11/1/08                                                        40,000                  43

Williams Scotsman
  Sr. Notes
    9.875%, 6/1/07                                                        25,000                  23

Willis Corroon
  Sr. Sub. Notes
    9.00%, 2/1/09                                                         75,000                  79

XL Capital Finance
  Sr. Notes
    6.50%, 1/15/12                                                       135,000                 144

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
Young Broadcasting
  Sr. Sub. Notes
    8.75%, 6/15/07                                                        17,000                 $16

    10.00%, 3/1/11                                                        34,000                  34

Yum! Brands
  Sr. Notes
    7.70%, 7/1/12                                                         25,000                  26

Total Corporate Bonds (Cost $13,939)                                                          14,143

NON-U.S. Government Mortgage-Backed

Securities 1.7%
BankBoston Home Equity Loan Trust
  Series 1998-1, Class A6
    6.35%, 2/25/13                                                       121,425                 128

Chase Funding Mortgage Loan
  Series 2002-1, Class 1A3
    5.039%, 12/25/23                                                     175,000                 178

  Series 2002-2, Class 1 A6
    5.214%, 8/25/13                                                      100,000                 104

  Series 2002-2, Class 1M1
    5.599%, 9/25/31                                                       20,000                  21

GSR Mortgage Loan Trust
  Series 2001-1, Class A12
    VR, 4.612%, 11/25/31                                                  32,314                  32

J.P. Morgan Chase Commercial
Mortgage Securities
  Series 2001-CIBC, Class A3
    CMO, 6.26%, 3/15/33                                                  250,000                 278

JP Morgan Chase Commercial
Mortgage Securities
    CMO, 6.244%, 4/15/35                                                 175,000                 195

Mellon Residential Funding
  Series 2001-HEIL, Class A3
    5.945%, 2/25/11                                                      275,000                 280

Residential Funding Mortgage
  Series 1999, Class A-1, CMO
    6.50%, 1/25/29                                                        53,123                  54

Salomon Brothers Mortgage
Securities VII
  Series 2001-C1, Class A2, CMO
    6.226%, 12/18/35                                                     150,000                 166

Summit Mortgage Trust, CMO
    6.34%, 6/28/16                                                       125,000                 132

Total Non-U.S. Government
Mortgage-backed Securities
(Cost $1,484)                                                                                  1,568

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
U.S. Government Mortgage-Backed Securities 7.1%

Federal Home Loan Mortgage
    5.00%, 12/1/08                                                       230,438                $238

    6.50%, 7/1/32                                                        144,463                 150

    7.00%, 6/1/32                                                        291,380                 306

ARM, 4.701%, 9/1/32                                                       99,317                 102

CMO, 6.502%, 11/25/30                                                    400,000                 422

Federal National Mortgage Assn.
    6.00%, 12/1/31                                                       339,691                 351

    6.50%, 1/1/26 - 12/1/32                                              168,253                 176

    7.00%, 4/1/32                                                         75,429                  79

    CMO
    5.50%, 7/25/28                                                       275,000                 288

    6.50%, 3/15/28                                                       225,000                 236

    Interest Only
    6.00%, 3/1/32+                                                        81,380                  14

    6.50%, 2/1/32+                                                       175,136                  25

    Midget
    6.00%, 10/1/13 - 9/1/17                                            1,378,418               1,441

    6.50%, 5/1/17                                                        200,000                 211

TBA
    5.50%, 1/1/18 - 1/1/33                                               505,000                 518

    6.50%, 1/1/18 - 1/1/33                                               175,000                 183

Government National Mortgage Assn.
  I
    6.00%, 4/15/26                                                       336,336                 352

    6.50%, 3/15/26 - 5/15/29                                             409,808                 432

    8.00%, 10/15/25 - 6/15/26                                             90,749                  99

    8.50%, 12/15/24                                                        7,316                   8

    11.50%, 11/15/19                                                      14,096                  16

TBA, 5.50%, 1/1/33                                                       200,000                 205

  II
     6.50%, 9/20/32                                                       96,914                 102

    7.00%, 9/20/27                                                       288,838                 306

    6.00%, 1/1/33                                                         92,000                  95

Total U.S. Government Mortgage-Backed
Securities (Cost $6,166)                                                                       6,355

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
U.S. Government Obligations/Agencies 7.0%

Federal Home Loan Banks
    5.75%, 5/15/12                                                       285,000                $317

Federal Home Loan Mortgage
    4.625%, 2/15/07 (EUR)                                                890,000                 973

    5.75%, 1/15/12                                                       161,000                 179

    6.25%, 7/15/32                                                        26,000                  29

    6.75%, 3/15/31                                                        35,000                  42

Federal National Mortgage Assn.
    5.25%, 8/1/12                                                         86,000                  90

    6.00%, 5/15/11                                                       310,000                 350

    7.125%, 1/15/30                                                      240,000                 297

U.S. Treasury Bonds
    5.375%, 2/15/31                                                      115,000                 125

    6.25%, 8/15/23                                                       465,000                 547

    6.25%, 5/15/30                                                       220,000                 263

    6.375%, 8/15/27                                                      250,000                 301

    7.50%, 11/15/16                                                      160,000                 210

U.S. Treasury Inflation-Indexed Notes
    3.875%, 1/15/09                                                      414,536                 462

                                                                      Shares/Par               Value
--------------------------------------------------------------------------
                                                                                        In thousands
U.S. Treasury Notes 3.25%, 12/31/03 -
    8/15/07                                                              160,000                $164

    3.50%, 11/15/06                                                      500,000                 520

    4.25%, 11/15/03**                                                    345,000                 354

    4.375%, 8/15/12                                                       65,000                  68

    4.75%, 11/15/08                                                       70,000                  76

    6.50%, 8/15/05                                                       860,000                 962

Total U.S. Government
Obligations/Agencies (Cost $5,889)                                                             6,329

Short-Term Investments 2.7%

Money Market Fund 2.7%
T. Rowe Price Reserve Investment
  Fund, 1.53% #                                                        2,408,607               2,409

Total Short-Term Investments
(Cost $2,409)                                                                                  2,409

# Seven-day yield

* Non-income producing

+ Interest Only security for which the fund receives interest on notional principal (par)

(miscellaneous footnote symbol) All or a portion of this security is on loan at December 31, 2002. - See Note 2

** All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2002.

+ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $134 and represents 0.2% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $1,763 and represents 2.0% of net assets

ADR American Depository Receipts

ARM Adjustable Rate Mortgage

AUD Australian dollar

CAD Canadian dollar

CHF Swiss franc
CMO Collateralized Mortgage Obligations

DKK Danish krone

EUR Euro

GBP British pound

GDR Global Depository Receipts

HKD Hong Kong dollar

JPY Japanese yen

KRW South Korean won

LYON Liquid Yield Option Notes

MTN Medium-Term Note

MXN Mexican peso

NOK Norwegian krone

NZD New Zealand dollar

PIK Payment-in-Kind

REIT Real Estate Investment Trust

SEK Swedish krona

SGD Singapore dollar

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA To Be Announced security was purchased on a forward commitment basis

VR Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

                                                                                                  Value
                                                                                                 In thousands

Total Investments in Securities
100.4% of Net Assets (Cost $92,479)                                                                $90,047

Futures Contracts

                                                           Contract         Unrealized
                                         Expiration           Value        Gain (Loss)
                                          ---------        ---------        ----------
                                                                   In thousands

Short, 1 Five year U.S.
Treasury Note contract
$2,000 of U.S. Treasury Notes
pledged as initial margin                      3/03          $(113)               $(3)

Short, 11 Ten year U.S.
Treasury Note contracts
$19,000 of U.S. Treasury Notes
pledged as initial margin                      3/03         (1,266)               (36)

Net payments (receipts) of
variation margin to date                                                            41

Variation margin receivable
(payable) on open
futures contracts                                                                                        2

Other Assets Less Liabilities                                                                        (359)

NET ASSETS                                                                                         $89,690
                                                                                                   --------

Net Assets Consist of:
Undistributed net
investment income (loss)                                                                               $16

Undistributed net realized gain (loss)                                                             (5,706)

Net unrealized gain (loss)                                                                         (2,464)

Paid-in-capital applicable to
6,786,308 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                                              97,844

NET ASSETS                                                                                         $89,690
                                                                                                   --------

NET ASSET VALUE PER SHARE                                                                           $13.22
                                                                                                   --------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands

                                                                                          Year
                                                                                         Ended
                                                                                      12/31/02

Investment Income (Loss)

Income
  Interest                                                                              $2,274

  Dividend                                                                               1,122

  Other                                                                                     12

  Total income                                                                           3,408

Investment management and administrative expense                                           883

Net investment income (loss)                                                             2,525

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                           (4,032)

  Futures                                                                                 (62)

  Foreign currency transactions                                                           (21)

  Net realized gain (loss)                                                             (4,115)

Change in net unrealized gain (loss)
  Securities                                                                           (6,747)

  Futures                                                                                 (49)

  Other assets and liabilities
  denominated in foreign currencies                                                          8

  Change in net unrealized gain (loss)                                                 (6,788)

Net realized and unrealized gain (loss)                                               (10,903)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                                $(8,378)
                                                                                      ---------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands

                                                                 Year
                                                                Ended
                                                             12/31/02                 12/31/01

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                                 $2,525                   $3,039

  Net realized gain (loss)                                    (4,115)                  (1,343)

  Change in net unrealized gain (loss)                        (6,788)                  (4,434)

  Increase (decrease) in net assets
  from operations                                             (8,378)                  (2,738)

Distributions to shareholders
  Net investment income                                       (2,517)                  (3,011)

Capital share transactions *
  Shares sold                                                  16,924                   13,305

  Distributions reinvested                                      2,516                    3,011

  Shares redeemed                                            (22,268)                 (16,867)

  Increase (decrease) in net assets
  from capital share transactions                             (2,828)                    (551)

Net Assets

Increase (decrease) during period                            (13,723)                  (6,300)

Beginning of period                                           103,413                  109,713

End of period                                                 $89,690                 $103,413
                                                                ------------------------

*Share information
  Shares sold                                                   1,203                      898

  Distributions reinvested                                        184                      209

  Shares redeemed                                             (1,625)                  (1,142)

  Increase (decrease) in shares outstanding                     (238)                     (35)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 2002

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

  The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

  Valuation - Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Currency Translation - Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

  Premiums and Discounts - Premiums and discounts on debt securities are amortized for financial reporting purposes.

  Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

  Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

  Futures Contracts - During the year ended December 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

T. Rowe Price Personal Strategy Balanced Portfolio

  Securities Lending - The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At December 31, 2002, the value of loaned securities was $575,000; aggregate collateral consisted of $604,000 in the securities lending collateral pool.

  Other - Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $49,817,000 and $45,998,000, respectively, for the year ended December 31, 2002. Purchases and sales of U.S. government securities aggregated $46,538,000 and $52,551,000, respectively, for the year ended December 31, 2002.

NOTE 3 - FEDERAL INCOME TAXES

  No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

  Distributions during the year ended December 31, 2002 totaled $2,517,000 and were characterized as ordinary income for tax purposes. At December 31, 2002, the tax-basis components of net assets were as follows:

  Unrealized appreciation                                            $7,111,000

  Unrealized depreciation                                           (10,487,000)

  Net unrealized appreciation (depreciation)                         (3,376,000)

  Undistributed ordinary income                                          16,000

  Capital loss carryforwards                                         (4,794,000)

  Paid-in capital                                                    97,844,000

  Net assets                                                        $89,690,000
                                                                    ------------

  Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $935,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2002, the fund had $1,433,000 of capital loss carryforwards that expire in 2009 and $3,361,000 of capital loss carryforwards that expire in 2010.

  For the year ended December 31, 2002, the fund recorded the following permanent reclassifications. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income                                  (5,000)

  Undistributed net realized gain                                        5,000

  At December 31, 2002, the cost of investments for federal income tax purposes was $93,391,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.90% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2002, $105,000 was payable under the agreement.

  The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2002, totaled $92,000 and are reflected as interest income in the accompanying Statement of Operations.

  To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Personal Strategy Balanced Portfolio

  In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
  T. Rowe Price Personal Strategy Balanced Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

  PricewaterhouseCoopers LLP
  Baltimore, Maryland
  January 21, 2003

Tax Information (Unaudited) for the Tax Year Ended 12/31/02

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For corporate shareholders, $613,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price Personal Strategy Balanced Portfolio

About the Portfolio's Directors and Officers

Your portfolio is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the portfolio's directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the portfolio's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies
-------------------------------------------------------------------------------
Anthony W. Deering            Director, Chairman of the Board, President,
(1/28/45)                     and Chief Executive Officer, The Rouse Company,
2001                          real estate developers
-------------------------------------------------------------------------------
Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1994
-------------------------------------------------------------------------------
David K. Fagin                Director, Dayton Mining Corp. (6/98 to present),
(4/9/38)                      Golden Star Resources Ltd., and Canyon Resources
1994                          Corp. (5/00 to present); Chairman and President, Nye Corp.
-------------------------------------------------------------------------------
F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001
-------------------------------------------------------------------------------
Hanne M. Merriman             Retail Business Consultant; Director, Ann Taylor
(11/16/41)                    Stores Corp., Ameren Corp., Finlay Enterprises, Inc.,
1994                          The Rouse Company, and US Airways Group, Inc.
-------------------------------------------------------------------------------
John G. Schreiber             Owner/President, Centaur Capital Partners,
(10/21/46)                    Inc., a real estate investment company; Senior
2001                          Advisor and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company
-------------------------------------------------------------------------------
Hubert D. Vos                 Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1994
-------------------------------------------------------------------------------
Paul M. Wythes                Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership, providing
1994                          equity capital to young high-technology companies
                              throughout the United States; Director, Teltone Corp.
-------------------------------------------------------------------------------
*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. Rowe Price Personal Strategy Balanced Portfolio

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price     Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]         Directorships of Other Public Companies
-------------------------------------------------------------------------------
John H. Laporte              Director and Vice President, T. Rowe Price
(7/26/45)                    Group, Inc.; Vice President, T. Rowe Price
1994
[15]
-------------------------------------------------------------------------------
James S. Riepe               Director and Vice President, T. Rowe Price;
(6/25/43)                    Vice Chairman of the Board, Director, and
1994                         Vice President, T. Rowe Price Group, Inc.;
[105]                        Chairman of the Board and Director, T. Rowe Price
                             Global Asset Management Limited, T. Rowe Price
                             Investment Services, Inc., T. Rowe Price Retirement
                             Plan Services, Inc., and T. Rowe Price Services,
                             Inc.; Chairman of the Board, Director, President,
                             and Trust Officer, T. Rowe Price Trust Company;
                             Director, T. Rowe Price International, Inc., and
                             T. Rowe Price Global Investment Services Limited;
                             Chairman of the Board, Equity Series
-------------------------------------------------------------------------------
M. David Testa               Chief Investment Officer, Director, and Vice
(4/22/44)                    President, T. Rowe Price; Vice Chairman of the
1994                         Board, Chief Investment Officer, Director, and
[105]                        Vice President, T. Rowe Price Group, Inc.;
                             Director, T. Rowe Price Global Asset Management
                             Limited, T. Rowe Price Global Investment Services
                             Limited, and T. Rowe Price International, Inc.;
                             Director and Vice President, T. Rowe Price Trust
                             Company; President, Equity Series
-------------------------------------------------------------------------------

*Each inside director serves until the election of a successor.

Officers

Name (Date of Birth)
Position(s) Held With Fund Principal Occupation(s)
-------------------------------------------------------------------------------
Brian W.H. Berghuis (10/12/58)            Vice President, T. Rowe Price and
Executive Vice President,                 T. Rowe Price Group, Inc.
Equity Series
-------------------------------------------------------------------------------
Stephen W. Boesel (12/28/44)              Vice President, T. Rowe Price, T. Rowe
Vice President, Equity Series             Price Group, Inc., and T. Rowe Price
                                          Trust Company
-------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)              Vice President, T. Rowe Price, T. Rowe
Treasurer, Equity Series                  Price Group, Inc., and T. Rowe Price
                                          Investment Services, Inc.
-------------------------------------------------------------------------------
Arthur B. Cecil III (9/15/42)             Vice President, T. Rowe Price and T.
Vice President, Equity Series             Rowe Price Group, Inc.
-------------------------------------------------------------------------------
Giri Devulapally (11/18/67)               Vice President, T. Rowe Price and T.
Vice President, Equity Series             Rowe Price Group, Inc.
-------------------------------------------------------------------------------
Anna M. Dopkin (9/5/67)                   Vice President, T. Rowe Price and T.
Vice President, Equity Series             Rowe Price Group, Inc.
-------------------------------------------------------------------------------
Robert N. Gensler (10/18/57)              Vice President, T. Rowe Price and T.
Vice President, Equity Series             Rowe Price Group, Inc.
-------------------------------------------------------------------------------
Eric M. Gerster (3/23/71)                 Vice President, T. Rowe Price and T.
Vice President, Equity Series             Rowe Price Group, Inc.
-------------------------------------------------------------------------------

T. Rowe Price Personal Strategy Balanced Portfolio

Officers (continued)

Name (Date of Birth)
Position(s) Held With Fund Principal Occupation(s)
-------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)           Director and Vice President, T. Rowe
Vice President, Equity Series         Price Group, Inc., T. Rowe Price
                                      Investment Services, Inc., T. Rowe Price
                                      Services, Inc., and T. Rowe Price Trust
                                      Company; Vice President, T. Rowe Price,
                                      T. Rowe Price International, Inc., and T.
                                      Rowe Price Retirement Plan Services, Inc.
-------------------------------------------------------------------------------
Kris H. Jenner (2/5/62)               Vice President, T. Rowe Price and T. Rowe
Executive Vice President,             Price Group, Inc.
Equity Series
-------------------------------------------------------------------------------
J. Jeffrey Lang (1/10/62)             Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Trust Company
-------------------------------------------------------------------------------
John D. Linehan (1/21/65)             Vice President, T. Rowe Price, T. Rowe
Vice President, Equity Series         Price Group, Inc., and T. Rowe Price
                                      International, Inc.
-------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)         Assistant Vice President, T. Rowe Price
Secretary, Equity Series              and T. Rowe Price Investment Services,
                                      Inc.
-------------------------------------------------------------------------------
David S. Middleton (1/18/56)          Vice President, T. Rowe Price, T.
Controller, Equity Series             Rowe Price Group, Inc., and T. Rowe Price
                                      Trust Company
-------------------------------------------------------------------------------
Joseph Milano (9/14/72)               Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Group, Inc.
-------------------------------------------------------------------------------
Larry J. Puglia, CFA (8/25/60)        Vice President, T. Rowe Price and T. Rowe
Executive Vice President,             Price Group, Inc.
Equity Series
-------------------------------------------------------------------------------
Brian C. Rogers (6/27/55)             Director and Vice President, T. Rowe Price
Executive Vice President,             Group, Inc.; Vice President, T. Rowe Price
Equity Series                         and T. Rowe Price Trust Company
-------------------------------------------------------------------------------
Robert W. Smith (4/11/61)             Vice President, T. Rowe Price, T. Rowe
Vice President, Equity Series         Price Group, Inc., and T. Rowe Price
                                      International, Inc.
-------------------------------------------------------------------------------
Michael F. Sola (7/21/69)             Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Group, Inc.
-------------------------------------------------------------------------------
William J. Stromberg, CFA (3/10/60)   Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Group, Inc.
-------------------------------------------------------------------------------
John F. Wakeman (11/25/62)            Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Group, Inc.
-------------------------------------------------------------------------------
Richard T. Whitney (5/7/58)           Vice President, T. Rowe Price, T. Rowe
Executive Vice President,             Price Group, Inc., T. Rowe Price Trust
Equity Series                         Company, and T. Rowe Price International,
                                      Inc.
-------------------------------------------------------------------------------
R. Candler Young (9/28/71)            Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Group, Inc.; formerly Investment
                                      Banking Summer Associate, Goldman Sachs &
                                      Company (to 1999)
-------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T. Rowe Price, Invest With Confidence
100 East Pratt Street
Baltimore, MD 21202

T. Rowe Price Investment Services, Inc., Distributor

29385
TRP655 (2/03)
K15-053 12/31/02